Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,231,000
Previously Paid Amount	0.00
Total Fee Amount	188.47
Total Offset Amount	0.00
Net Fee	188.47
Narrative - Max Aggregate Offering Price	$ 1,231,000
Final Prospectus	true